Average Annual Total Returns{- Fidelity Flex® Intrinsic Opportunities Fund} - 07.31 Fidelity Flex Intrinsic Opportunities Fund PRO-07 - Fidelity Flex® Intrinsic Opportunities Fund	Fidelity Flex Intrinsic Opportunities Fund-Default Return Before Taxes Past 1 year	Fidelity Flex Intrinsic Opportunities Fund-Default Return Before Taxes Since Inception		Fidelity Flex Intrinsic Opportunities Fund-Default After Taxes on Distributions Past 1 year	Fidelity Flex Intrinsic Opportunities Fund-Default After Taxes on Distributions Since Inception		Fidelity Flex Intrinsic Opportunities Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Intrinsic Opportunities Fund-Default After Taxes on Distributions and Sales Since Inception		RS003 Past 1 year	RS003 Since Inception
Total	12.85%	10.68%	[1]	12.25%	9.91%	[1]	7.88%	8.20%	[1]	20.89%	15.32%	[1]

[1]	(a)From March 8, 2017